Unaudited Condensed Consolidated Interim Statements of Financial Position - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment	SFr 482	SFr 534
Intangible assets	13,292	13,292
Right-of-use assets	2,648	2,463
Other non-current assets	847	785
Total non-current assets	17,269	17,074
Current assets
Other current assets	3,216	4,883
Accrued income	1,526	993
Short-term financial assets	166,710	131,684
Cash and cash equivalents	61,614	81,329
Total current assets	233,066	218,889
TOTAL ASSETS	250,335	235,963
Equity attributable to equity holders of the parent
Share capital	679	587
Share premium	605,937	551,731
Reserve for share-based payment	38,133	30,387
Actuarial loss on post employment benefit obligations	(1,595)	(1,634)
Treasury shares	(62)	(7)
Cumulative translation adjustments	(419)	(480)
Accumulated losses	(423,336)	(384,514)
Total Equity	219,337	196,070
Non-current liabilities
Long-term lease liabilities	1,792	1,811
Defined benefit pension liabilities	1,283	1,335
Total non-current liabilities	3,075	3,146
Current liabilities
Trade payables	2,683	1,800
Accrued expenses and other payables	16,670	19,967
Short-term lease liabilities	751	502
Warrant liabilities	7,819	14,478
Total current liabilities	27,923	36,747
Total Liabilities	30,998	39,893
TOTAL EQUITY AND LIABILITIES	SFr 250,335	SFr 235,963